ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Exchange Rates And Linkage Bases
		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2014	219.80	3.889	4.7246
December 31, 2013	220.20	3.471	4.7819
December 31, 2012	219.80	3.733	4.9206

	%

December 31, 2014	(0.2)	12.2	(1.2)
December 31, 2013	1.8	(7.02)	(2.82)
December 31, 2012	1.6	(2.30)	(0.35)

Activity In The Allowance For Doubtful Accounts
	Year ended December 31,
	2014	2013	2012
	US Dollars in thousands

Opening balance	82	95	93
Additions during the year	21	-	1
Write off of allowance	(32)	(9)	-
Foreign currency translation adjustments	(9)	(4)	1

Closing balance	62	82	95

Fixed Assets Depreciation Rates
%

Machinery and equipment	5-33
Leasehold improvements	6-14
Motor vehicles	15
Office furniture and equipment	6-33